Note 14 - Share Capital (Details Textual) - CAD ($)		12 Months Ended
	Aug. 05, 2022	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Number of shares issued for offering (in shares)	1,700,000
Shares purchased and cancelled during period (in shares)		1,321,358	195,300
Reduction of issued capital		$ 13,300,000	$ 1,900,000
Shares issued from stock option exercises (in shares)		40,000
Increase (decrease) through exercise of options, equity		$ 280,000
Dividends paid		$ 3,600,000	3,729,000
Dividends paid, ordinary shares per share (in CAD per share)		$ 0.1
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital		$ 1,900,000	$ 238,000
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)		$ 0
Dividends paid		$ 2,600,000
Floor price per share (in CAD per share)		$ 0.75
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Shares purchased and cancelled during period (in shares)		1,321,358	195,300
Reduction of issued capital		$ 11,438,000	$ 1,692,000
Shares issued from stock option exercises (in shares)		40,000	0
Increase (decrease) through exercise of options, equity		$ 280,000	$ 0
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)		$ 10
Dividends paid		$ 988,000
Dividends paid, other shares per share (in CAD per share)		$ 0.6772
Dividend, annual yield		6.772%
Dividends rate, period for reset (Year)		5 years
Dividend rate, adjustment		5.43%
Preferred shares, period for mandatory redemption (Year)		5 years
Dividends paid, other shares		$ 0.68
Series 2 preferred shares [member]
Statement Line Items [Line Items]
Dividend rate, adjustment		5.43%
Series 1 and 2 preferred shares [member]
Statement Line Items [Line Items]
Preference shares, conversion price (in CAD per share)		$ 10